Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense (Benefit) [Line Items]
Current income tax expense (benefit)
Kingdom of Lesotho [Member]
Schedule of Income Tax Expense (Benefit) [Line Items]
Current income tax expense (benefit)
Republic of Malta [Member]
Schedule of Income Tax Expense (Benefit) [Line Items]
Current income tax expense (benefit)
United Kingdom [Member]
Schedule of Income Tax Expense (Benefit) [Line Items]
Current income tax expense (benefit)